SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
SHAREHOLDERS' EQUITY
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	2020		2019	2018
Weighted-average expected life (years)	—	(2)	6.25	6.25
Expected volatility rates(1)	—		49.45%	52.6%
Expected dividend yield	—		0%	0%
Risk-free interest rate	—		(0.08)%	0.18%
Weighted-average exercise price (€)	—		3.90	2.65
Weighted-average fair value of options granted during the year (€)	—		1.93	1.33
(1)	Historical volatility calculated over 10 years.
(2)	There was no new plan for the year 2020.

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award

	2020		2019		2018
		Weighted		Weighted		Weighted
		average		average		average
		exercice		exercice		exercice
	Options	price (€)	Options	price (€)	Options	price (€)
Outstanding on January 1,	1,273,900	2.78	1,347,600	2.61	1,207,600	2.61
Granted	—	—	155,000	3.90	165,000	2.65
Exercised	(23,750)	2.54	(143,700)	2.16	—	—
Forfeited	(21,250)	2.55	(85,000)	1.94	(25,000)	3.05
Expired	(42,000)	2.38	—	—	—	—
Outstanding on December 31,	1,186,900	2.81	1,273,900	2.78	1,347,600	2.61
Exercisable on December 31,	970,650	2.73	818,900	2.60	772,600	2.44
Share purchase options available for grant on December 31,	292,428		250,428		250,428

Share-based Payment Arrangement, Option, Exercise Price Range

	Outstanding options		Fully vested options (1)
		Weighted	Weighted			Weighted
		average	average	Aggregate		average	Aggregate
		remaining	exercise	Intrinsic		exercise	Intrinsic
		contractual	price	Value		price	Value
Exercise price (€)	Options	life	(€)	(2)	Options	(€)	(2)
3.90	130,000	8.8	3.90	42,576	32,500	3.90	13,017
3.22	465,000	5.3	3.22	468,492	465,000	3.22	468,492
2.65	145,000	7.7	2.65	228,739	72,500	2.65	114,369
2.39	184,400	6.3	2.39	338,837	138,150	2.39	253,852

1.91	262,500	2.0	1.91	608,346	262,500	1.91	608,346
1.91 to 3.90	1,186,900	6.0	2.81	1,686,989	970,650	2.73	1,458,076
(1)	Fully vested options are all exercisable options.
(2)	The aggregate intrinsic value represents the total pre-tax intrinsic value, based on the Company’s closing stock price of $5.17 at December 31, 2020, which would have been received by the option holders had all in-the-money option holders exercised their options as of that date.

Schedule of Nonvested Share Activity

		Weighted average
		Grant-Date Fair
	Options	Value (€)
Non-vested at January 1, 2018	593,750	1.53
Granted	165,000	1.33
Vested	(180,000)	1.56
Forfeited	(3,750)	1.29
Non-vested at December 31, 2018	575,000	1.47
Non-vested at January 1, 2019	575,000	1.47
Granted	155,000	1.93
Vested	(204,000)	1.52
Forfeited	(70,600)	1.58
Non-vested at December 31, 2019	455,000	1.58
Non-vested at January 1, 2020	455,000	1.58
Granted	0	0
Vested	(235,000)	1.58
Forfeited	(3,750)	1.54
Non-vested at December 31, 2020	216,250	1.59

Schedule of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2020
	Foreign currency
	translation	Provision for
	adjustment	retirement indemnities	Total
Beginning balance	(3,234)	(203)	(3,436)
Other comprehensive income (loss) before reclassifications	—	—	—
Reclassified from accumulated other comprehensive loss	—	—	—
Net current-period other comprehensive income (loss)	410	(38)	372
Ending balance	(2,824)	(241)	(3,064)

	Year Ended December 31, 2019
	Foreign currency
	translation	Provision for
	adjustment	retirement indemnities	Total
Beginning balance	(3,173)	(577)	(3,748)
Other comprehensive income (loss) before reclassifications	—	—	—
Reclassified from accumulated other comprehensive loss	—	—	—
Net current-period other comprehensive income (loss)	(61)	374	313
Ending balance	(3,234)	(203)	(3,436)